Share-Based Compensation - Summary of Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	3,089,229	3,089,229	4,456,444	4,057,142
Weighted average remaining life, Options Outstanding	3 years 9 months 21 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 10.77
Number outstanding, Options Exercisable | shares	1,671,421	1,671,421	2,445,230
Weighted average remaining life, Options Exercisable	3 years 1 month 6 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 12.48		$ 13.62
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	783,880	783,880
Weighted average remaining life, Options Outstanding	4 years 7 months 13 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 5.51
Number outstanding, Options Exercisable | shares	286,552	286,552
Weighted average remaining life, Options Exercisable	4 years 7 months 13 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	1,072,991	1,072,991
Weighted average remaining life, Options Outstanding	4 years 3 months 18 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 9.81
Number outstanding, Options Exercisable | shares	460,251	460,251
Weighted average remaining life, Options Exercisable	2 years 11 months 12 days
Weighted average exercise price, Options Exercisable | $ / shares		$ 11.48
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	1,232,358	1,232,358
Weighted average remaining life, Options Outstanding	2 years 10 months 9 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 14.95
Number outstanding, Options Exercisable | shares	924,618	924,618
Weighted average remaining life, Options Exercisable	2 years 8 months 12 days
Weighted average exercise price, Options Exercisable | $ / shares		$ 15.14